Summary of significant accounting policies - Consolidated Statements of Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revision [Line Items]
Net income (loss)	¥ (68,841)	¥ 101,686	¥ (397,664)
Unrealized gains on securities	19,310	68,609	21,740
Less - Comprehensive income attributable to noncontrolling interests	62,437	82,619	65,748
Comprehensive income (loss) attributable to Sony Corporation's stockholders	59,541	243,179	(492,217)
As previously reported
Revision [Line Items]
Net income (loss)		104,176	(398,425)
Unrealized gains on securities		66,844	20,557
Less - Comprehensive income attributable to noncontrolling interests		82,909	66,136
Comprehensive income (loss) attributable to Sony Corporation's stockholders		¥ 243,614	¥ (494,549)